INTANGIBLE ASSETS (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Dec. 31, 2014 USD ($)
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2015	$ 333,974
2016	242,323
2017	130,656
2018	69,694
Thereafter	17,904
$ 794,551